Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related party transactions

Note 10 – Related party transactions

The relationship and the nature of related party transactions are summarized as follow:

Name of Related Party	Relationship to the Company	Nature of Transactions
Subsidiaries of Longrich Group	Controlled by the Chairman and Chief Executive Officer (“CEO”) of the Company	Purchase advances and operating lease
Longliqi International (NIG) Limited	Controlled by the Chairman and CEO of the Company	Sales
Longrich Goalbridge Company Limited	Controlled by the Chairman and CEO of the Company	Sales
Longrich America Int’l, Inc.	Controlled by the Chairman and CEO of the Company	Sales
Longrich Bioscience (M) Berhad	Controlled by the Chairman and CEO of the Company	Sales

Due to related parties:

The balance in due to related parties account amounted to $1,240,008 and $61,425 as of December 31, 2020 and 2019, respectively. These dues to related parties, subsidiaries of Longrich Group, are typically short-term in nature, interest-free and due upon demand. As of March 31, 2021, the balance due to related parties have been fully repaid.

Related party lease:

The Company leases one warehouses and three offices from its related party, subsidiaries of Longrich Group, controlled by the Chairman and CEO of the Company, who also is a major shareholder of the Company. The Company is obligated to pay a quarter base rent under these lease agreements. See Note 11 for further discussion.

Related party purchases:

The Company periodically purchases merchandise from Longrich Group and its subsidiaries during the ordinary course of business. The purchases made from Longrich Group were $82,551,615, $50,190,032 and $17,775,398 for the years ended December 31, 2020, 2019 and 2018, respectively.

Related party sales:

The Company made sales to related parties controlled by the Chairman, CEO, a major shareholder of the Company, in the amount of $1,522,546, $nil and $nil for the years ended December 31, 2020, 2019 and 2018, respectively. As of December 31, 2020, the Company had accounts receivable of $682,315 related to these sales.